INTERESTS IN JOINT ARRANGEMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Current Assets	$ 3,919,325	$ 3,544,325
Non-current Assets	12,741,985	12,483,994	$ 11,928,649
Total Joint Arrangement Assets	16,661,310	16,028,319	15,860,030
Current Liabilities	1,429,642	1,097,593
Non-current Liabilities	7,413,164	7,515,091
Equity	7,818,504	7,415,635	7,369,415	$ 7,338,971
Income	6,349,761	4,732,869	5,329,214
Joint Arrangement Net Income (Loss)	1,031,599	25,305	$ 61,970
Celulosa y Energia Punta Pereira S.A. [Member]
Statement [Line Items]
Current Assets	384,960	262,446
Non-current Assets	2,036,696	2,103,903
Total Joint Arrangement Assets	2,421,656	2,366,349
Investment Assets	1,024,285	938,284
Current Liabilities	162,106	163,887
Non-current Liabilities	210,981	325,894
Equity	2,048,569	1,876,568
Income	917,391	610,070
Expenses	(575,745)	(586,345)
Joint Arrangement Net Income (Loss)	341,646	23,725
Forestal Cono Sur S.A. [Member]
Statement [Line Items]
Current Assets	23,068	44,684
Non-current Assets	167,159	170,028
Total Joint Arrangement Assets	190,227	214,712
Investment Assets	88,554	100,977
Current Liabilities	2,502	2,121
Non-current Liabilities	10,618	10,637
Equity	177,107	201,954
Income	10,596	17,088
Expenses	(6,935)	(14,447)
Joint Arrangement Net Income (Loss)	3,661	2,641
Eufores S.A. [Member]
Statement [Line Items]
Current Assets	133,384	115,971
Non-current Assets	892,020	870,093
Total Joint Arrangement Assets	1,025,404	986,064
Investment Assets	344,378	330,864
Current Liabilities	189,643	192,443
Non-current Liabilities	147,006	131,893
Equity	688,755	661,728
Income	230,089	227,488
Expenses	(202,423)	(197,172)
Joint Arrangement Net Income (Loss)	27,666	30,316
Zona Franca Punta Pereira S.A. [Member]
Statement [Line Items]
Current Assets	6,712	6,233
Non-current Assets	442,624	453,572
Total Joint Arrangement Assets	449,336	459,805
Investment Assets	167,312	166,748
Current Liabilities	101,698	107,131
Non-current Liabilities	13,014	19,179
Equity	334,624	333,495
Income	18,235	18,206
Expenses	(17,106)	(19,318)
Joint Arrangement Net Income (Loss)	$ 1,129	$ (1,112)